Document and Entity Information	6 Months Ended
Aug. 04, 2013
Document and Entity Information
Entity Registrant Name	HD SUPPLY, INC.
Entity Central Index Key	0001465264
Document Type	S-4
Document Period End Date	Aug. 04, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer